CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity	$ 98,021	$ 78,507	$ 59,008
Note payable	4,926	0
Finance lease obligations	1,716	1,069
Total capital	$ 104,663	$ 79,576